QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 09/30/2009
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

EASTRN EUROPEAN EQUITY FUND;
EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND;
EPOCH INTERNATIONAL SMALL CAP FUND;
EPOCH U.S. ALL CAP EQUITY FUND;
EPOCH U.S. LARGE CAP EQUITY FUND; AND
REMS REAL ESTATE VALUE OPPORTUNITY FUND

                          EASTERN EUROPEAN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                   (unaudited)
-----------------------------------------------------------------
-----------------------------------------------------------------
   Number     Security Description      % of         Market
     of                              Net Assets       Value
   Shares
-----------------------------------------------------------------
-----------------------------------------------------------------
              Common Stocks:              97.07%
              Austria:                     3.25%
       37,500 ECO Eastern Europe R/EST                   548,475
       65,000 Wiener Privatbank SE                       760,552
                                                 ----------------
                                                 ----------------
                                                                       1,309,027
                                                 ----------------
                                                 ----------------
              Germany:                     1.01%
       50,000 Bank of Georgia Regs GDR                   350,000
        9,000 Magnat Real Estate Opps                     54,628
                                                 ----------------
                                                 ----------------
                                                                         404,628
                                                 ----------------
                                                 ----------------
              Great Britain:               5.85%
       18,000 Alliance Oil Co. Ltd.                      222,202
      106,500 Equest Investments Balkans                 458,433
      136,000 Highland Gold Mining Ltd.                  171,925
       70,000 Kazakhms PLC                             1,203,030
      590,000 Lewis Charles Romania Property Fund Ltd.    80,250
       22,000 Ukraine Opportunity Trust PL                 4,950
      110,000 Ukraine Opportunity Trust PL ORD           214,500
                                                 ----------------
                                                 ----------------
                                                                       2,355,290
                                                 ----------------
                                                 ----------------
              Hungary:                     0.76%
                                                 ----------------
                                                 ----------------
      267,793 Ablon Group                                304,251
                                                 ----------------
                                                 ----------------
              Luxembourg:                  4.08%
       63,000 Evraz Group SA GDR Regs                  1,641,150
                                                 ----------------
                                                 ----------------
              Poland:                      1.72%
       75,000 Bank Millennium SA                         118,448
        5,000 Bank Pekao SA                              263,797
        3,700 Bank Rozwoju Eksportu SA                   308,355
                                                 ----------------
                                                 ----------------
                                                                         690,600
                                                 ----------------
                                                 ----------------
              Russia:                     67.45%
       80,000 Gazprom OAO Spon ADR                     1,860,000
      238,587 Integra Group Holdings GDR                 765,864
      114,000 JSC MMC Norilsk Nickel ADR               1,413,600
       70,000 JSC MMC Norilsk Spon ADR                   868,000
       44,000 Lukoil Holdings Spon ADR                 2,384,800
       38,000 Magnitogorsk Spon GDR Regs                 353,400
      100,000 Mechel Steel Group OAO                   1,798,000
       23,000 Mobile Telesystems Spon ADR              1,110,210
    3,700,000 Mosenergo                                  346,690
       29,000 Novatek OAO Spons GDR Regs               1,429,700
       48,000 Novolipetsk Steel GDR Reg S              1,221,600
            1 OAO Open Investments GDR                         5
      445,000 Rosneft Oil Co. OAO GDR Reg S            3,346,400
       90,000 Rushydro Sponsored ADR Reg S               308,700
    1,300,000 Sberbank RF                              2,587,000
      197,298 Severstal GDR Reg S                      1,521,168
      150,000 Surgutneftegaz SP ADR                    1,260,000
       46,666 Tatneft Sponsored REG S GDR              1,154,984
       45,710 TMK GDR Regs                               713,990
      102,000 Vimpel Communications Spon ADR           1,907,400
       11,000 Wimm Bill Dann Foods ADR                   786,610
                                                 ----------------
                                                 ----------------
                                                                      27,138,121
                                                 ----------------
                                                 ----------------
              Turkey:                     12.95%
      120,000 Aksigorta AS                               428,052
      340,000 Arcelik AS                                 983,982
      120,000 Enka Insaat Ve Sanayi AS                   508,817
      170,000 Eregli Demir Ve Celik FAB                  732,265
      200,000 Tofas Turk Otomobil FABRI                  562,660
      180,000 Turcas Petrolculuk AS                      540,315
    1,100,000 Turk Ekonomi Bankasi AS                  1,354,826
       25,782 Turkye IS Bankasi C                        100,643
                                                 ----------------
                                                 ----------------
                                                                       5,211,560
                                                 ----------------
                                                 ----------------

              Total Securities            97.07%      39,054,627
              Cash and Cash Equivalents    2.93%       1,177,750
                                    -----------------------------
                                    -----------------------------
              TOTAL INVESTMENTS          100.00%    $ 40,232,377
                                    =============================
=================================================================
ADR- Security represented is held by the custodian bank in the form of American Depository Receipts. GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.


 FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

Valuation Inputs:                   Investment in Securities:

Level 1 - Quoted Prices             $ 39,054,627
Level 2 - Other Significant Observable Inputs  -
Level 3 - Significant Unobservable Inputs      -
                                    -------------
                                    -------------
       Total:                       $ 39,054,627
                                    -------------
                                    -------------

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                             SCHEDULE OF INVESTMENTS
                         September 30, 2009 (unaudited)
---------------------------------------------------------------
---------------------------------------------------------------
    Number     Security Description    % of        Market
      of                            Net Assets      Value
    Shares
---------------------------------------------------------------
---------------------------------------------------------------
               COMMON STOCKS:           96.40%
               AUSTRALIA:                2.83%
        57,700 BHP Billiton Limited ADR              3,808,777
       545,000 Toll Holdings Ltd.                    4,100,752
       162,202 Westpac Banking Corp.                 3,755,809
                                               ----------------
                                               ----------------
                                                                      11,665,338
                                               ----------------
                                               ----------------
               AUSTRIA:                  0.54%
       123,500 Telekom Austria AG                    2,225,375
                                               ----------------
                                               ----------------
               BELGIUM:                  3.36%
       228,800 Anheuser-Busch InBev Strip VVPR           1,004
        86,550 Belgacom SA                           3,369,773
       162,200 Anheuser-Busch Inbev                  7,402,878
        44,500 Mobistar                              3,077,902
                                               ----------------
                                               ----------------
                                                                      13,851,557
                                               ----------------
                                               ----------------
               BRAZIL:                   1.00%
       108,620 Cia Brasileira De Meios               1,075,191
       199,200 Redecard SA                           3,056,419
                                               ----------------
                                               ----------------
                                                                       4,131,610
                                               ----------------
                                               ----------------
               CANADA:                   2.51%
       122,700 BCE Inc. W/I                          3,020,290
       108,600 Manitoba Telecom Services, Inc.       3,375,200
       217,300 Shaw Comm Inc.                        3,928,061
                                               ----------------
                                               ----------------
                                                                      10,323,551
                                               ----------------
                                               ----------------
               FRANCE:                   7.69%
        48,200 Air Liquide                           5,481,166
       243,400 France Telecom SA                     6,480,922
       160,400 Scor SE                               4,382,347
        68,800 Total SA                              4,085,954
        96,300 Vinci                                 5,445,198
       188,000 Vivendi                               5,814,215
                                               ----------------
                                               ----------------
                                                                      31,689,802
                                               ----------------
                                               ----------------
               GERMANY:                  1.97%
        57,200 BASF AG                               3,029,354
        54,650 RWE AG                                5,073,226
                                               ----------------
                                               ----------------
                                                                       8,102,580
                                               ----------------
                                               ----------------
               GREAT BRITAIN:           15.09%
       113,800 Astrazeneca PLC Sponsored ADR         5,115,310
       747,800 BAE Systems                           4,178,630
        82,600 BP PLC Sponsored ADR                  4,396,798
       136,900 British American Tobacco              4,300,292
       353,000 Compass Group PLC                     2,159,500
       127,800 Diageo PLC Sponsored ADR              7,858,422
       228,500 Imperial Tobacco Group                6,610,873
       555,600 Meggitt Holdigns                      2,072,424
       541,050 National Grid                         5,229,360
       111,200 Next Group                            3,188,724
       368,300 Pearson PLC                           4,543,916
       205,300 Scottish & Southern Energy            3,853,551
       587,359 United Utilities                      4,291,545
     1,944,000 Vodafone Group PLC                    4,361,325
                                               ----------------
                                               ----------------
                                                                      62,160,670
                                               ----------------
                                               ----------------
               ITALY:                    2.51%
       762,300 Enel S.p.A.                           4,836,052
        40,800 Eni S.p.A. - ADR                      2,033,880
       895,600 Terna S.p.A.                          3,490,895
                                               ----------------
                                               ----------------
                                                                      10,360,827
                                               ----------------
                                               ----------------
               NETHERLANDS:              1.02%
        73,500 Royal Dutch Shell PLC ADR A           4,203,465
                                               ----------------
                                               ----------------
               NORWAY:                   1.19%
       218,400 Statoilhydro ASA - ADR                4,922,736
                                               ----------------
                                               ----------------
               PHILIPPINES:              0.99%
        79,631 Philippine Long Distance - ADR        4,093,033
                                               ----------------
                                               ----------------
               SPAIN:                    2.14%
       125,100 Banco Santander SA                    2,012,684
       246,100 Telefonica SA                         6,786,779
                                               ----------------
                                               ----------------
                                                                       8,799,463
                                               ----------------
                                               ----------------
               SWITZERLAND:              3.25%
       169,100 Nestle SA                             7,194,081
        17,400 Swisscom AG Ittigen                   6,214,884
                                               ----------------
                                               ----------------
                                                                      13,408,965
                                               ----------------
                                               ----------------
               TAIWAN:                   2.08%
       205,228 Chunghwa Telecom Co. Ltd. ADR         3,702,313
     1,291,696 Far Eastone Tele Co. Ltd.             1,514,902
        65,130 Mediatek, Inc.                        1,088,886
     1,117,400 Taiwan  Semiconductor                 2,248,044
                                               ----------------
                                               ----------------
                                                                       8,554,145
                                               ----------------
                                               ----------------
               UNITED STATES:           48.23%
       387,500 Altria Group, Inc.                    6,901,375
       126,700 Arthur J. Gallagher & Co.             3,087,679
       239,355 AT&T, Inc.                            6,464,979
        50,500 Automatic Data Processing             1,984,650
        58,350 Ball Corp.                            2,870,820
       223,100 Bristol Myers Squibb Co.              5,024,212
       156,400 Centurytel, Inc.                      5,255,040
        40,900 Chevron Corp.                         2,880,587
        41,000 Coca-Cola Co.                         2,201,700
        57,200 Conocophillips                        2,583,152
        40,200 Davita Inc.                           2,276,928
        31,400 Diamond Offshore Drilling, Inc.       2,999,328
        89,800 Du Pont E I De Nemours & Co.          2,886,172
       370,850 Duke Energy Co.                       5,837,179
       114,100 Emerson Electric Co.                  4,573,128
        46,400 Exxon Mobil Corp.                     3,183,504
        75,300 Federated Investors Inc "B"           1,985,661
       264,700 Frontier Communications Corp.         1,995,838
       106,100 Genuine Parts Co.                     4,038,166
        76,000 HJ Heinz Co.                          3,021,000
       135,100 Honeywell International, Inc.         5,018,965
       114,100 Johnson & Johnson                     6,947,549
        40,200 Kellogg Co.                           1,979,046
        71,000 Kimberly Clark                        4,187,580
        77,100 Kinder Morgan Energy Partners         4,164,942
       146,300 Kraft Foods, Inc. Class A             3,843,301
        93,400 Lorillard, Inc.                       6,939,620
        86,200 McDonalds Corp.                       4,919,434
       143,800 Merck & Co.                           4,548,394
        57,600 MetLife, Inc.                         2,192,832
        33,100 MetLife Inc. Series B                   785,463
       233,200 Microsoft Corp.                       6,037,548
        78,600 Nicor Inc.                            2,875,974
       241,200 Nisource, Inc.                        3,350,268
       116,200 Nstar                                 3,697,484
        44,500 Nucor Corp.                           2,091,945
        34,900 NYSE Euronext Inc.                    1,008,261
       133,300 Oge Energy Corp.                      4,409,564
        96,000 Oneok, Inc. New                       3,515,520
       132,200 Oracle Corp.                          2,755,048
       152,500 Philip Morris International           7,432,850
       102,500 Progress Energy, Inc.                 4,003,650
        48,200 Reynolds American, Inc.               2,145,864
        53,200 Scana Corp.                           1,856,680
       152,800 Southern Company                      4,839,176
       172,700 Supervalu, Inc.                       2,600,862
       195,200 Teco Energy, Inc.                     2,748,416
        82,300 Tupperware Brands Corp.               3,285,416
        82,900 Vectren Corp.                         1,910,016
        26,600 Ventas, Inc.                          1,024,100
       215,500 Verizon Communications                6,523,185
        98,500 Waste Management, Inc.                2,937,270
       147,050 Westar Energy, Inc.                   2,868,946
        84,700 WGL Holdings, Inc.                    2,806,958
       436,400 Windstream Corp.                      4,420,732
                                               ----------------
                                               ----------------
                                                                     198,723,957
                                               ----------------
                                               ----------------


               Total Securities         96.40%     397,217,074
               Cash and Cash Equivalents 3.60%      14,845,384
                                    ---------------------------
                                    ---------------------------
               TOTAL INVESTMENTS       100.00%   $ 412,062,458
                                    ===========================
                                    ===========================

 ADR--Security represented is held by the custodian bank in the form of American Depository Receipts. GDR--Security represented is held by the custodian bank in the form of Global Depository Receipts.


FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

Valuation Inputs:                   Investment in Securities:
-----------------                   -------------------------
Level 1 - Quoted Prices             $ 397,217,074
Level 2 - Other Significant Observable Inputs-
Level 3 - Significant Unobservable Inputs    -
                                    -----------
                                    -----------
        Total:                      $ 397,217,074
                                    -----------
                                    -----------

                       EPOCH INTERNATIONAL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                   (unaudited)
------------------------------------------------------------------
------------------------------------------------------------------
    Number     Security Descriptio% of            Market
      of                        Net Assets         Value
    Shares
------------------------------------------------------------------
------------------------------------------------------------------
               COMMON STOCKS:      99.24%
               AUSTRALIA:           0.60%
       206,000 Sino Gold Mining Ltd.                    1,224,743
                                          ------------------------
                                          ------------------------
               AUSTRIA:             1.92%
        15,500 Andritz Ag                                 772,604
        11,700 Intercell AG                               496,260
        46,100 Vienna Insurance Group                   2,629,608
                                          ------------------------
                                          ------------------------
                                                                       3,898,472
                                          ------------------------
                                          ------------------------
               BRAZIL:              7.18%
       287,450 All America Latina Logis                 2,210,905
       178,500 Banco ABC Brasil SA                      1,055,321
        48,700 Brasil Broker Participacoes                573,102
       149,320 CIA Brasileira De Meios                  1,478,066
        97,450 Diagnosticos DA America SA               2,514,166
       322,200 Localiza Rent A Car                      3,212,929
        88,000 MRV Engenharia                           1,684,685
        33,620 Redecard SA                                515,847
       115,050 Rossi Residencial SA                       923,121
        56,300 Santos Brsl Participacoes                  443,489
                                          ------------------------
                                          ------------------------
                                                                      14,611,631
                                          ------------------------
                                          ------------------------
               CANADA:              2.47%
        75,800 Hanfeng Evergreen Inc.                     428,456
        59,700 Migao Corp.                                378,102
       345,500 Sherritt International Corp.             2,468,548
       111,550 Sino-Forest Corp.                        1,759,454
                                          ------------------------
                                          ------------------------
                                                                       5,034,560
                                          ------------------------
                                          ------------------------
               CHINA:               1.36%
     1,143,500 Asia Cememnt China Holding                 722,940
       412,000 Shandong Weigao Group                    1,360,841
        21,800 Suntech Power Holdings ADR                 331,360
        28,350 Yingli Green Energy Holdings ADR           353,241
                                          ------------------------
                                          ------------------------
                                                                       2,768,382
                                          ------------------------
                                          ------------------------
               DENMARK:             0.60%
        17,000 Carlsberg A/S                            1,230,698
                                          ------------------------
                                          ------------------------
               FRANCE:              7.35%
        43,800 Cap Gemini SA                            2,293,095
        14,875 EDF Energies Nouvelles SA                  819,555
        56,750 Ipsos                                    1,760,069
        42,750 Publicis Groupe SA                       1,713,842
       270,950 Rhodia Reg Pt                            4,115,487
        58,000 Technip SA                               3,702,864
        29,200 Ubisoft Entertainment SA                   552,640
                                          ------------------------
                                          ------------------------
                                                                      14,957,552
                                          ------------------------
                                          ------------------------
               GERMANY:             6.66%
         9,838 Axel Springer AG                         1,031,695
        14,050 Centrotherm Photovoltaics                  674,025
        27,250 GFK SE                                     942,989
        26,205 Hamburger Hafen und Logistik             1,180,102
       227,800 Kontron AG                               2,792,050
        61,250 Morphosys AG                             1,531,891
       160,900 Premiere AG                                854,256
         5,050 Puma AG                                  1,676,134
        15,350 Software AG Darmstadt                    1,302,153
       131,400 Wirecard AG                              1,564,391
                                          ------------------------
                                          ------------------------
                                                                      13,549,686
                                          ------------------------
                                          ------------------------
               GREAT BRITAIN:      16.15%
         4,783 Ackermans & Van Haaren                     348,102
        81,850 Aggreko PLC                                919,454
        22,250 Cairn Energy PLC                           992,296
       119,780 Catlin Group Ltd                           673,535
       287,450 Charter International                    3,155,445
       278,200 Cookson Group ORD                        1,830,117
       217,350 Dominos Pizza                            1,015,586
       338,200 Game Group PLC                             864,277
        44,653 Homeserve PLC                            1,137,543
       776,000 Intermediate Cap GRP PLC                 3,711,606
        94,500 Intertek Group PLC                       1,918,968
       281,400 Invensys PLC                             1,310,812
       282,600 Kingfisher ORD                             962,769
       116,800 Lancashire Holdings Ltd.                   955,076
        42,800 London Stock Exchange                      586,262
       384,350 Meggitt Holdings                         1,433,651
        74,950 Next Group                               2,149,235
       143,930 SSL International PLC                    1,474,027
        80,102 Telnet Group Holding                     2,113,515
       152,348 Tullow Oil PLC                           2,749,920
       261,160 Wellstream Holdings PLC                  2,549,240
                                          ------------------------
                                          ------------------------
                                                                      32,851,436
                                          ------------------------
                                          ------------------------
               GREECE:              3.03%
       110,250 Hellenic Exchanges SA Holdings           1,399,664
       202,418 Intralot SA                              1,394,426
        53,666 National Bank of Greece                  1,923,051
        77,900 Piraeus Bank SA                          1,443,576
                                          ------------------------
                                          ------------------------
                                                                       6,160,717
                                          ------------------------
                                          ------------------------
               HONG KONG:           2.66%
     1,006,000 China Bluechemical Ltd.                    543,854
     3,152,426 Dalian Port DA PDA Co. Ltd.              1,297,496
       527,531 Ind & Comm Bank of China                 1,193,845
     1,118,750 Peace Mark Holdings Ltd.                     1,443
     1,566,000 Vitasoy Int'l Holdings                     943,580
       816,000 Zhuzhou CSR Times                        1,425,539
                                          ------------------------
                                          ------------------------
                                                                       5,405,757
                                          ------------------------
                                          ------------------------
               IRELAND:             0.34%
        85,200 Irish Life & Permanent                     700,328
                                          ------------------------
                                          ------------------------

               ITALY:               9.77%
        90,700 Ansaldo STS SPA                          1,855,883
       448,450 Astaldi SPA                              3,905,902
       362,200 Azimut Holding SPA                       4,574,423
       572,300 Compagnia Assicura Unipol                  868,017
       161,650 Danieli & Co RNC                         2,164,510
        67,963 Davide Campari Milano SPA                  609,338
       128,164 Exor                                     2,371,276
       550,000 Maire Technimont SPA                     2,670,707
        12,469 Tods SPA                                   851,675
                                          ------------------------
                                          ------------------------
                                                                      19,871,731
                                          ------------------------
                                          ------------------------
               JAPAN:              15.19%
       103,160 Air Water Inc.                           1,191,416
        14,800 Axell Corp.                                624,863
        65,000 Daibiru Corp.                              567,017
        23,595 Daiseki Co. Ltd.                           466,471
        59,200 House Foods Corp.                          993,830
        46,000 Japan Digital Labs Co.                     650,464
           113 Japan Retail Fund Investment               614,665
        72,750 JGC Corp.                                1,491,891
         1,841 Jupiter Telecommunication                1,784,863
        93,440 Kansai Paint Co.                           730,571
       239,000 Keiyo Bank                               1,225,299
       152,000 Kubota Ltd.                              1,268,223
        10,900 Lawson Inc.                                507,685
        21,500 Lintec                                     410,644
        50,900 McDonalds Holdings Co.                   1,020,502
        46,000 Ministop Co. Ltd.                          729,588
       106,000 Nabtesco Corp. Tokyo                     1,268,022
           500 Net One Systems Co. Ltd.                   753,937
       100,450 NIFCO Inc.                               2,009,449
         9,100 Okinawa Electric Power                     544,801
        17,550 Orix Corp.                               1,074,210
           261 Osaka Securities Exchange                1,189,411
        13,300 Pigeon Corporation                         530,336
           630 Seven Bank Ltd.                          1,562,158
        96,800 Shinko Plantech Co. Ltd.                   950,376
        83,055 Suruga Bank Ltd.                           787,599
        42,353 Sysmex Corporation                       1,835,470
        54,900 TKC Corporation                          1,201,876
       110,000 Toshiba Plant System Service Co.         1,469,452
        28,200 Unicharm Petcare Corp.                   1,052,027
        50,400 Zuken Inc.                                 392,932
                                          ------------------------
                                          ------------------------
                                                                      30,900,048
               NETHERLANDS:         1.46%
        11,050 Core Laboratories NV                     1,139,145
        86,621 SBM Offshore NV                          1,840,833
                                          ------------------------
                                          ------------------------
                                                                       2,979,978
                                          ------------------------
                                          ------------------------
               NORWAY:              1.75%
       121,100 Acergy SA                                1,523,699
       152,700 Subsea & Inc.                            2,046,740
                                          ------------------------
                                          ------------------------
                                                                       3,570,439
                                          ------------------------
                                          ------------------------
               PHILIPPINES:         0.61%
        24,250 Philippine Long Distance SP ADR          1,246,450
                                          ------------------------
                                          ------------------------
               PORTUGAL:            0.76%
       175,560 Jeronimo Martins, SGPS S/A               1,536,793
                                          ------------------------
                                          ------------------------
               SOUTH KOREA:         0.23%
        33,900 Daishin Securities Co. Ltd.                466,197
                                          ------------------------
                                          ------------------------
               SPAIN:               4.36%
        24,500 Bolsas Y Mercados Esp                      953,535
         1,700 Construcciones Auxiliar                    865,274
       111,791 Ebro Puleva SA                           2,125,572
        49,660 Prosegur, Compania De Seguridad          1,974,883
        20,750 Red Electrica Corporacion SA             1,061,303
        78,050 Viscofan SA                              1,897,271
                                          ------------------------
                                          ------------------------
                                                                       8,877,838
                                          ------------------------
                                          ------------------------
               SWITZERLAND:         6.83%
       108,150 Clariant                                   982,519
       151,050 EFG International AG                     2,713,952
         8,250 Helevetia Holding AG                     2,765,896
        33,950 N AKT Bank Sarasin                       1,409,677
        22,187 Petroplus Holdings AG                      558,736
        21,119 Phonak Holding AG                        2,126,142
         1,860 Straumann Holding N SHS                    480,679
       122,274 Temenos Group AG                         2,862,484
                                          ------------------------
                                          ------------------------
                                                                      13,900,085
                                          ------------------------
                                          ------------------------
               TAIWAN:              7.96%
       339,420 Delta Electric Ind. Co. Ltd.               968,713
       404,000 Far Eastone Telecom                     15,217,589
                                          ------------------------
                                          ------------------------
                                                                      16,186,302
                                          ------------------------
                                          ------------------------

               Total Securities    99.24%           $ 201,929,823
               Cash and Cash Equival0.76%               1,543,389
                                ----------------------------------
                                ----------------------------------
               TOTAL INVESTMENTS  100.00%           $ 203,473,212
                                ==================================
==================================================================
ADR- Security represented is held by the custodian bank in the form of American Depository Receipts. GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

Valuation Inputs:                         Investment in Securities:
-----------------                         -------------------------
Level 1 - Quoted Prices                             $ 201,929,823
Level 2 - Other Significant Observable Inputs                   -
Level 3 - Significant Unobservable Inputs                       -
                                          ------------------------
                                          ------------------------
        Total:                                      $ 201,929,823
                                          ------------------------
                                          ------------------------

                         EPOCH U.S. ALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                   (unaudited)
----------------------------------------------------
----------------------------------------------------
 Number   Security Descriptio% of        Market
   of                     Net Assets     Value
 Shares
----------------------------------------------------
----------------------------------------------------
          COMMON STOCKS       96.16%
          AEROSPACE:           5.20%
   17,300 Alliant Techsystems,  Inc.    $ 1,346,805
   26,900 Boeing Co.                      1,456,635
   23,900 Rockwell Collins, Inc.          1,214,120
                                     ---------------
                                     ---------------
                                                                       4,017,560
                                     ---------------
                                     ---------------
          CHEMICALS:           4.77%
   43,150 Du Pont EI De Nemours & Co.     1,386,841
   28,100 Praxair, Inc.                   2,295,489
                                     ---------------
                                     ---------------
                                                                       3,682,330
                                     ---------------
                                     ---------------
          CONSUMER DISCRETIONAR4.41%
   38,900 Genuine Parts Co.               1,480,534
   87,900 KB Home                         1,460,019
   66,477 Service Corporation International 466,004
                                     ---------------
                                     ---------------
                                                                       3,406,557
                                     ---------------
                                     ---------------
          CONSUMER STAPLES:    2.30%
   28,250 Corn Products International, Inc. 805,690
   14,850 Philip Morris International       723,789
    5,650 Warnaco Group Inc.                247,809
                                     ---------------
                                     ---------------
                                                                       1,777,288
                                     ---------------
                                     ---------------
          COSMETICS & TOILETRIE1.11%
   22,500 International Flavors & Fragrances853,425
                                     ---------------
                                     ---------------
          ENERGY:              4.72%
   14,600 Peabody Energy Corp.              543,412
   58,300 Vectren Corp.                   1,343,232
   38,950 Wisconsin Energy Corp.          1,759,372
                                     ---------------
                                     ---------------
                                                                       3,646,016
                                     ---------------
                                     ---------------

          ENTERTAINMENT:       3.18%
   31,750 Gamestop Corp."A"                 840,423
   75,050 International Game Technology   1,612,074
                                     ---------------
                                     ---------------
                                                                       2,452,497
                                     ---------------
                                     ---------------

          ENVIRONMENTAL SERVICE2.13%
   55,100 Waste Management, Inc.          1,643,082
                                     ---------------
                                     ---------------
          FINANCIAL SERVICES: 14.19%
   47,850 Ameriprise Financial, Inc.      1,738,391
   59,045 Bank Of New York Company, Inc.  1,711,715
   21,000 Franklin Resources, Inc.        2,112,600
   51,050 Hudson City Bancorp, Inc.         671,308
   22,850 NYSE Euronext                     660,137
   42,710 Visa, Inc.                      2,951,688
   58,650 Western Union Co.               1,109,658
                                     ---------------
                                     ---------------
                                                                      10,955,497
                                     ---------------
                                     ---------------
          HEALTHCARE PRODUCTS: 3.50%
  107,590 Boston Scientific Corp.         1,139,378
   69,116 Endo Pharmaceuticals Holdings, I1,564,095
                                     ---------------
                                     ---------------
                                                                       2,703,473
                                     ---------------
                                     ---------------
          HEALTHCARE SERVICES:11.47%
   45,170 Aetna US Healthcare             1,257,081
   46,450 Davita, Inc.                    2,630,928
   29,650 Laboratory Corp. of America Hold1,948,005
   33,500 Thermo Fischer Scientific, Inc. 1,462,945
   40,449 Ventas, Inc.                    1,557,287
                                     ---------------
                                     ---------------
                                                                       8,856,246
                                     ---------------
                                     ---------------
          INSURANCE:           6.04%
   26,400 Everest Re Group Ltd.           2,315,280
   61,622 MetLife, Inc.                   2,345,950
                                     ---------------
                                     ---------------
                                                                       4,661,230
                                     ---------------
                                     ---------------
          MANUFACTURING:       6.41%
   72,106 Corning Inc.                    1,103,943
   18,850 Deere & Co.                       809,042
   52,500 MEMC Electronic Materials, Inc.   873,075
   36,100 Silgan Holdings, Inc.           1,903,553
    6,900 Wabtec Corp.                      258,957
                                     ---------------
                                     ---------------
                                                                       4,948,570
                                     ---------------
                                     ---------------
          MEDIA & COMMUNICATION2.19%
  105,320 Comcast CL-A Special            1,693,546
                                     ---------------
                                     ---------------
          OIL & GAS EXPLORATION4.76%
   29,850 ConocoPhillips                  1,348,026
   33,950 Exxon Mobil Corp.               2,329,310
                                     ---------------
                                     ---------------
                                                                       3,677,336
                                     ---------------
                                     ---------------
          OIL SERVICE:         3.27%
   20,600 Cameron International Corp.       779,092
   26,700 National Oilwell Varco, Inc.    1,151,571
   28,730 Weatherford International Ltd.    595,573
                                     ---------------
                                     ---------------
                                                                       2,526,236
                                     ---------------
                                     ---------------
          SOFTWARE & SERVICES:14.77%
   11,110 Apple Computer, Inc.            2,059,461
   44,440 Electronic Arts, Inc.             846,582
  112,400 Microsoft Corp.                 2,910,036
   66,280 Oracle Corp.                    1,381,275
   87,200 Perot Systems Corp "A"          2,589,840
   41,600 Sybase, Inc.                    1,618,240
                                     ---------------
                                     ---------------
                                                                      11,405,434
                                     ---------------
                                     ---------------
          UTILITIES:           1.72%
   36,200 Oneok, Inc.                     1,325,644
        1 Southern Union Co.                     10
                                     ---------------
                                     ---------------
                                                                       1,325,654
                                     ---------------
                                     ---------------

          Total Securities    96.16%   $ 74,231,977
          Cash and Cash Equival3.84%      2,963,707
                          --------------------------
                          --------------------------
          TOTAL INVESTMENTS  100.00%   $ 77,195,684
                          ==========================
                          ==========================

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:


Valuation Inputs:         Investment in Securities:
Level 1 - Quoted Prices   $ 74,231,977
Level 2 - Other Significant Obser$a-le Inputs
Level 3 - Significant Unobservabl$ -nputs
                          -----------
                          -----------
   Total:                 $ 74,231,977
                          -----------
                          -----------

                        EPOCH U.S. LARGE CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                   (unaudited)
------------------------------------------------------------
------------------------------------------------------------
    Number     Security Description % of        Market
      of                         Net Assets      Value
    Shares
------------------------------------------------------------
------------------------------------------------------------
                              COMMON STOCKS 95.60%
               AEROSPACE:             5.47%
        38,300 Alliant Techsystems,  Inc.       $ 2,981,655
        70,100 Boeing Co.                         3,795,915
        33,900 Rockwell Collins, Inc.             1,722,120
                                            ----------------
                                            ----------------
                                                                       8,499,690
                                            ----------------
                                            ----------------
               CHEMICALS:             4.60%
        79,600 Du Pont EI De Nemours & Co.        2,558,344
        56,250 Praxair, Inc.                      4,595,063
                                            ----------------
                                            ----------------
                                                                       7,153,407
                                            ----------------
                                            ----------------
               CONSUMER STAPLES:      2.63%
        30,250 Philip Morris International        1,474,385
       132,600 Safeway, Inc.                      2,614,872
                                            ----------------
                                            ----------------
                                                                       4,089,257
                                            ----------------
                                            ----------------
               COSMETICS & TOILETRIES:1.25%
        25,450 Colgate-Palmolive Company          1,941,326
                                            ----------------
                                            ----------------
               ENERGY:                5.18%
        18,900 Entergy Corp.                      1,509,354
        59,400 NSTAR                              1,890,108
        28,900 Peabody Energy Corp.               1,075,658
        79,450 Wisconsin Energy Corp.             3,588,757
                                            ----------------
                                            ----------------
                                                                       8,063,877
                                            ----------------
                                            ----------------
               ENTERTAINMENT:         2.04%
       147,900 International Game Technology      3,176,892
                                            ----------------
                                            ----------------
               ENVIRONMENTAL SERVICES:2.25%
       117,550 Waste Management, Inc.             3,505,341
                                            ----------------
                                            ----------------
               FINANCIAL SERVICES:   17.29%
       100,000 Ameriprise Financial, Inc.         3,633,000
       118,900 Bank Of New York Company,  Inc.    3,446,911
        43,900 Franklin Resources, Inc.           4,416,340
        58,500 Hudson City Bancorp, Inc.            769,275
        91,000 NYSE Euronext                      2,628,990
        43,000 Prudential Financial               2,146,130
        92,900 Visa, Inc.                         6,420,319
       181,550 Western Union Co.                  3,434,926
                                            ----------------
                                            ----------------
                                                                      26,895,891
                                            ----------------
                                            ----------------
               HEALTHCARE PRODUCTS:   1.49%
       218,600 Boston Scientific Corp.            2,314,974
                                            ----------------
                                            ----------------
               HEALTHCARE SERVICES:  12.09%
        98,990 Aetna US Healthcare                2,754,892
        92,050 Davita, Inc.                       5,213,712
        59,500 Laboratory Corp. of America Holding3,909,150
        84,900 Thermo Fischer Scientific Inc.     3,707,583
        83,500 Ventas, Inc.                       3,214,750
                                            ----------------
                                            ----------------
                                                                      18,800,087
                                            ----------------
                                            ----------------
               INSURANCE:             5.04%
        51,950 Everest Re Group Ltd.              4,556,015
        86,342 MetLife, Inc.                      3,287,040
                                            ----------------
                                            ----------------
                                                                       7,843,055
                                            ----------------
                                            ----------------
               MANUFACTURING:         5.55%
       146,202 Corning, Inc.                      2,238,353
        44,600 Danaher Corp.                      3,002,472
        38,700 Deere & Co.                        1,661,004
       103,950 MEMC Electronic Materials, Inc.    1,728,689
                                            ----------------
                                            ----------------
                                                                       8,630,518
                                            ----------------
                                            ----------------
               MEDIA & COMMUNICATIONS:2.24%
       216,895 Comcast CL-A Special               3,487,672
                                            ----------------
                                            ----------------
               OIL & GAS EXPLORATION:13.87%
        40,750 Cameron International Corp.        1,541,165
        46,250 ConocoPhillips                     2,088,650
        31,250 Diamond Offshore Drilling, Inc.    2,985,000
        82,050 Exxon Mobil Corp.                  5,629,451
        54,950 National Oilwell Varco, Inc.       2,369,994
        72,200 Oneok, Inc.                        2,643,964
       149,050 Southern Union Co.                 3,098,750
        58,820 Weatherford International Ltd.     1,219,339
                                            ----------------
                                            ----------------
                                                                      21,576,313
                                            ----------------
                                            ----------------
               SOFTWARE & SERVICES:  14.60%
        22,830 Apple Computer, Inc.               4,231,997
        58,200 Automatic Data Processing, Inc.    2,287,260
        90,350 Electronic Arts, Inc.              1,721,168
        65,750 Fiserv, Inc.                       3,169,150
       286,800 Microsoft Corp.                    7,425,252
       185,550 Oracle Corp.                       3,866,862
                                            ----------------
                                            ----------------
                                                                      22,701,689
                                            ----------------
                                            ----------------

               Total Securities      95.60%   $ 148,679,989
               Cash and Cash Equivalen4.40%       6,848,716
                                 ---------------------------
                                 ---------------------------
               TOTAL INVESTMENTS    100.00%   $ 155,528,705
                                 ===========================
                                 ===========================

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

Valuation Inputs:                Investment in Securities:
-----------------                -------------------------
Level 1 - Quoted Prices          $ 148,679,989
Level 2 - Other Significant Observable Inp-ts
Level 3 - Significant Unobservable Inputs -
                                 -----------
                                 -----------
        Total:                   $ 148,679,989
                                 -----------
                                 -----------

                     REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                   (unaudited)
---------------------------------------------------
---------------------------------------------------
 Number  Security Descripti%nof        Market
   of                   Net Assets      Value
 Shares
---------------------------------------------------
---------------------------------------------------
         LONG POSITIONS
         COMMON STOCKS      86.06%
         DIVERSIFIED/OTHER: 23.11%
  55,900 Annaly Capital Management       1,014,026
 105,100 HFF Inc.                          708,374
  97,600 Ishares DJ US RE                4,163,616
  30,600 Jones Lang LaSalle Inc.         1,449,522
 124,600 MI Developments                 1,680,854
  20,062 Vornado Realty Trust            1,292,193
                                   ----------------
                                   ----------------
                                                                      10,308,585
                                   ----------------
                                   ----------------
         HEALTHCARE:         6.59%
 117,600 Biomed Realty Trust             1,622,880
  13,700 Cogdell Spencer Inc.               65,760
  59,200 Healthcare Realty Trust, Inc.   1,250,896
                                   ----------------
                                   ----------------
                                                                       2,939,536
                                   ----------------
                                   ----------------
         HOTEL:              3.80%
  27,900 Choice Hotels International       866,574
 117,000 Sunstone Hotel                    830,700
                                   ----------------
                                   ----------------
                                                                       1,697,274
                                   ----------------
                                   ----------------

         MULTI-FAMILY:      16.77%
  45,400 BRE Properties Class A          1,421,020
  32,000 Camden Property Trust           1,289,600
 171,600 Colonial Properties Trust       1,669,668
  90,500 Post Properties, Inc.           1,629,000
  68,530 Sun Communities, Inc.           1,474,766
                                   ----------------
                                   ----------------
                                                                       7,484,054
                                   ----------------
                                   ----------------
         OFFICE/INDUSTRIAL: 20.54%
  59,000 Allied Properties Real Estate
         Investment Trust (Canada)         910,914
 213,900 DCT Industrial Trust Inc.       1,093,029
  54,200 Highwood Properties, Inc.       1,704,590
  51,400 Liberty Property Trust          1,672,042
  49,400 Mac-Cali Realty Corp.           1,597,102
 208,851 Mission West Properties, Inc.   1,405,567
  15,250 PS Business Parks, Inc.           782,630
                                   ----------------
                                   ----------------
                                                                       9,165,874
                                   ----------------
                                   ----------------
         RETAIL:            15.24%
 467,300 Kite Realty Group Trust         1,948,641
 172,400 Ramco-Gershenson Properties Trus1,537,808
  32,700 Regency Centers Corp.           1,211,535
  78,800 Retail Opportunity Investments Cor814,792
  64,600 Weingarten Realty               1,286,832
                                   ----------------
                                   ----------------
                                                                       6,799,608
                                   ----------------
                                   ----------------

                                   ----------------
                                   ----------------
         TOTAL COMMON STOCKS          $ 38,394,931
                                   ----------------
                                   ----------------

         PREFERRED STOCK:   13.29%
         DIVERSIFIED/OTHER: 2.41%
 52,400 Cousins Properties, Inc., Series 1,075,772
                                   ----------------
                                   ----------------

         HOTEL:              1.92%
  20,400 LaSalle Hotel Properties,Series G 408,000
  24,000 Sunstone Hotel, Series A, 8.000%  448,800
                                   ----------------
                                   ----------------
                                                                         856,800
                                   ----------------
                                   ----------------
         INDUSTRIAL:         2.48%
                                   ----------------
                                   ----------------
  55,400 Duke Realty Corp., Series L,  61,108,554
                                   ----------------
                                   ----------------

         MULTI-FAMILY:       1.91%
  40,575 Apartment Investment &
         Management Series Y, 7.875%     852,075

                                   ----------------
                                   ----------------
         OFFICE:             3.31%
  32,600 Kilroy Realty Corp., Series F, 7.5711,332
  34,500 SL Green Realty Corp., Series C, 7764,865
                                   ----------------
                                   ----------------
                                                                       1,476,197
                                   ----------------
                                   ----------------
         RETAIL:             1.26%
  12,700 CBL & Associates Properties, Serie 247,650750%
   5,600 CBL & Associates Properties, Serie 103,264000%
  10,500 Weingarten Realty Investment, Seri 210,000.500%
                                   ----------------
                                   ----------------
                                                                         560,914
                                   ----------------
                                   ----------------

         TOTAL PREFERRED STOCKS          5,930,312
                                   ----------------
                                   ----------------

         TOTAL LONG POSITIONS           44,325,243
                                   ----------------
                                   ----------------

         SECURITIES SOLD SHORT
         COMMON STOCK       -2.02%

         MULTI-FAMILY: -2.02%
  (7,000)Avalonbay Communities            (509,110)
  (4,900)Essex Property Trust             (389,942)
                                   ----------------
                                   ----------------
         TOTAL SECURITIES SOLD SHORT    $ (899,052)
                                   ================
                                   ================

         Total Securities   97.33%    $ 43,426,191
         Cash and Cash Equiva2.67%       1,189,139
                        ---------------------------
                        ---------------------------
         TOTAL INVESTMENTS 100.00%    $ 44,615,330
                        ===========================
                        ===========================

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2009:

Valuation Inputs:       Investment in Securities:
Level 1 - Quoted Prices $ 43,426,191
Level 2 - Other Significant Obser-able Inputs
Level 3 - Significant Unobservabl- Inputs
                        -----------
                        -----------
  Total:                $ 43,426,191
                        -----------
                        -----------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer


Date:  November 13, 2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 13, 2009
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: November 13, 2009
      ------------------------------------